Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-53949
Entity Registrant Name	GOOD GAMING, INC.
Entity Central Index Key	0001454742
Entity Tax Identification Number	46-3917807
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	415 McFarlan Road
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	(888)
Local Phone Number	295-7279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GMER
Entity Emerging Growth Company	false